Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity Controlling Interest
Schedule of Common Stock Warrants

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Outstanding at December 31, 2022	24,415	$0.11	2.82	$1,200,387
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at December 31, 2023	24,415	0.11	1.82	1,200,387
Granted (1) & (2)	2,455,083	0.30	3.5	693,397
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at December 31, 2024	2,479,478	$0.29	3.45	$1,893,794